U.S. SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549

                            FORM 13F
                           COVER PAGE

Report for the Calendar Year or Quarter Ended September 30, 2010

Check here if Amendment [  ]: Amendment Number
     This Amendment (check only one):   [  ]  is a restatement.
                                   [  ]  adds new holdings
entries.

Institutional Investment Manager Filing this Report:

Name:          EquiTrust Investment Management Services, Inc.
Address:  5400 University Avenue  West Des Moines  Iowa   50266-
5997

Form 13F File Number:    28-03441

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Kristi Rojohn
Title:    Investment Compliance VP and Asst. Secretary
Phone:    (515) 226-6028

Signature, Place and Date of Signing:

  /s/ Kristi Rojohn      West Des Moines, IA 11/9/2010
Signature                City, State              Date

Report Type (check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in the report.
[  ] 13F NOTICE.  (Check here if no holdings reported are in this report,
 and all holdings are reported by other reporting manager(s).)
[  ] 13F  COMBINATIONS REPORT.  (Check here if a portion  of  the holdings for
this reporting manager are reported in this report and a  portion are reported
by other reporting manager(s).)

List of Other Managers Reporting for this Manager:          None
                            FORM 13F
                          SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 195
Form 13F Information Table Value Total: $683,002

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. None


 FORM 13F

                                                                       Item 6:Inv Discretion
              Item 1:              Item 2:  Item 3: Item 4:   Item 5:  (a)Sole(b)Shared(c)ShareItem 7Item 8:
                                    Title            Total                     as def.  Other        Voting Auth (Shares)
          Name of Issuer           of Class  Cusip  Mktvalue  Shares           Instr.V          Mgrs (a)Sole(b)Share(c)None
AGNICO-EAGLE MINES LTD             COM     008474108     369      5,200   x                             x
ALCOA INC                          COM     013817101     598     49,402   x                             x
ALLSCRIPTS HEALTHCARE SOLUTION     COM     01988P108   3,321    179,810   x                             x
ALLSTATE CORP                      COM     020002101     691     21,910   x                             x
ALTRIA GROUP INC                   COM     02209S103   1,506     62,713   x                             x
AMERICAN EQUITY INVESTMENT         COM     025676206   1,275    124,530   x                             x
AMERICAN EXPRESS COMPANY           COM     025816109   3,714     88,375   x                             x
AMERIPRISE FINANCIAL INC           COM     03076C106     808     17,082   x                             x
AMGEN INC                          COM     031162100   2,762     50,122   x                             x
ANADARKO PETROLEUM CORP            COM     032511107   2,350     41,200   x                             x
APACHE CORP                        COM     037411105   1,163     11,900   x                             x
APPLE INC                          COM     037833100   4,195     14,785   x                             x
APPLIED MATERIALS INC.             COM     038222105     452     38,660   x                             x
ATMOS ENERGY                       COM     049560105   1,922     65,705   x                             x
AUTOMATIC DATA PROCESSING          COM     053015103   1,337     31,800   x                             x
AUTOZONE INC                       COM     053332102   2,312     10,100   x                             x
BGC PARTNERS INC CLASS A           COM     05541T101   1,995    334,183   x                             x
BAKER HUGHES INC                   COM     057224107   1,125     26,400   x                             x
BANK OF AMERICA                    COM     060505104   1,770    135,038   x                             x
BANK OF AMERICA                    PFD     060505831   1,329     60,000   x                             x
BANK OF NEW YORK MELLON CORP       COM     064058100     885     33,854   x                             x
BARRICK GOLD CORP                  COM     067901108   6,808    147,078   x                             x
BECTON DICKINSON & CO.             COM     075887109   1,596     21,544   x                             x
BED BATH & BEYOND INC              COM     075896100     771     17,750   x                             x
BIGBAND NETWORKS INC               COM     089750509     255     89,700   x                             x
BIO-RAD LABORATORIES               COM     090572207     711      7,850   x                             x
BLACKROCK PROVIDENT T-FUND         MF      09248U718   7,034  7,033,746   x                             x
BOEING COMPANY                     COM     097023105   2,921     43,893   x                             x
BRISTOL-MYERS SQUIBB CO            COM     110122108   1,772     65,352   x                             x
CIGNA CORPORATION                  COM     125509109     862     24,100   x                             x
CMS ENERGY CORP                    COM     125896100   1,183     65,650   x                             x
CNO FINANCIAL GROUP INC            COM     12621E103   1,199    216,400   x                             x
CAMPBELL SOUP CO                   COM     134429109   1,069     29,900   x                             x
CASH AMERICA INTERNATIONAL INC     COM     14754D100   1,708     48,800   x                             x
CATERPILLAR INC                    COM     149123101   3,598     45,728   x                             x
CHEVRON CORP                       COM     166764100   7,384     91,103   x                             x
CISCO SYSTEMS INC                  COM     17275R102   5,568    254,260   x                             x
CITIGROUP INC                      COM     172967101     295     75,649   x                             x
COCA-COLA COMPANY                  COM     191216100   4,814     82,268   x                             x
COCA-COLA FEMSA SAB-SP ADR         COM     191241108     774      9,900   x                             x
COLGATE PALMOLIVE CO               COM     194162103   1,908     24,825   x                             x
COMCAST CORP                       COM     20030N101   2,026    112,077   x                             x
CONOCOPHILLIPS                     COM     20825C104   2,902     50,530   x                             x
DANAHER CORP                       COM     235851102     528     13,000   x                             x
DARLING INTERNATIONAL INC          COM     237266101     850     99,810   x                             x
DELL INC                           COM     24702R101     657     50,688   x                             x
DEVON ENERGY CORP                  COM     25179M103   1,262     19,500   x                             x
DIAGEO PLC-SPONSORED ADR           COM     25243Q205     690     10,000   x                             x
DIAMOND HILL SMALL CAP FD - I      MF      25264S858     200      8,450   x                             x
DISNEY (WALT) COMPANY              COM     254687106   1,950     58,889   x                             x
DIRECTV                            COM     25490A101     612     14,700   x                             x
DOW CHEMICAL                       COM     260543103   1,440     52,458   x                             x
DU PONT (E.I.) DE NEMOURS          COM     263534109   4,374     98,019   x                             x
EMC CORP                           COM     268648102   5,140    253,093   x                             x
EMC INSURANCE GROUP INC            COM     268664109   2,164    101,518   x                             x
EBAY INC                           COM     278642103     966     39,590   x                             x
ENTERGY MISSISSIPPI INC            PFD     29364N850   1,250     50,000   x                             x
EQUITRUST SERIES FUND, INC         MF      294937701   1,670    124,129   x                             x
EQUITRUST SERIES FUND, INC         MF      294937800     318     29,215   x                             x
EQUITRUST SERIES FUND, INC         MF      294937867   2,411  2,411,336   x                             x
EQUITRUST SERIES FUND, INC         MF      294937883   1,118    118,133   x                             x
EXELON CORP                        COM     30161N101   1,674     39,323   x                             x
EZCORP                             COM     302301106   2,136    106,600   x                             x
EXXON MOBIL CORPORATION            COM     30231G102   8,319    134,639   x                             x
FTI CONSULTING INC                 COM     302941109   1,384     39,900   x                             x
FEDERAL SIGNAL CORP                COM     313855108     467     86,700   x                             x
FRONTIER COMMUNICATIONS CORP       COM     35906A108     122     14,934   x                             x
ARTHUR J GALLAGHER & CO            COM     363576109   1,440     54,605   x                             x
GAMESTOP CORP                      COM     36467W109     440     22,300   x                             x
GENERAL ELECTRIC COMPANY           COM     369604103   7,284    448,265   x                             x
GENUINE PARTS CO                   COM     372460105   1,534     34,400   x                             x
GENWORTH FINANCIAL INC             PFD     37247D403   1,000     20,000   x                             x
H & Q LIFE SCIENCES                MF      404053100   1,292    134,674   x                             x
HARTFORD FINL SVCS GRP             COM     416515104   1,099     47,900   x                             x
HEINZ (H.J.) CO                    COM     423074103     583     12,300   x                             x
HELMERICH & PAYNE                  COM     423452101   1,206     29,800   x                             x
HEWLETT-PACKARD CO.                COM     428236103   3,594     85,427   x                             x
HONEYWELL INTERNATIONAL INC        COM     438516106   4,349     98,966   x                             x
ITT CORP                           COM     450911102   2,177     46,480   x                             x
ILLINOIS TOOL WORKS                COM     452308109   2,075     44,135   x                             x
T ROWE PRICE INST LARGE CAP        MF      45775L200   1,060     90,674   x                             x
INTEL CORP                         COM     458140100   3,933    204,527   x                             x
INTEGRYS ENERGY                    COM     45822P105   2,446     46,982   x                             x
INT'L BUSINESS MACHINES CORP       COM     459200101   3,180     23,703   x                             x
INTERSTATE P&L CO                  PFD     461070872   5,277    178,700   x                             x
INVESTMENT TECHNOLOGY GROUP        COM     46145F105     286     20,100   x                             x
ISHARES                            MF      464287101   1,484     28,810   x                             x
ISHARES                            MF      464287200     900      7,860   x                             x
ISHARES                            COM     464287226     265      2,435   x                             x
ISHARES                            MF      464287465   5,837    106,285   x                             x
ISHARES                            MF      464287564   3,321     53,638   x                             x
ISHARES                            MF      464287598   5,095     86,375   x                             x
ISHARES                            MF      464287614   5,053     98,370   x                             x
ISHARES                            MF      464287630   2,042     32,940   x                             x
ISHARES                            MF      464287648   4,160     55,665   x                             x
ISHARES                            MF      464287879     888     14,277   x                             x
ISHARES                            MF      464288273     521     13,579   x                             x
ISHARES                            MF      464288489     888     29,093   x                             x
ISHARES                            MF      464288588     314      2,880   x                             x
ISHARES                            MF      46428R107     724     24,112   x                             x
JP MORGAN CHASE & CO               COM     46625H100   4,031    105,880   x                             x
JP MORGAN CHASE & CO               PFD     46625HHA1   1,072      1,000   x                             x
JANUS GROWTH & INCOME-D            MF      47103E841   1,689     59,247   x                             x
JOHNSON & JOHNSON                  COM     478160104   9,242    149,155   x                             x
JPMORGAN US TREAS PL  MMK-AG       MF      4812C2$08 229,055229,054,754   x                             x
JPMORGAN US TREAS PL  MMK-AG       MF      4812C2$J8  31,887 31,886,796   x                             x
KANSAS CITY LIFE INS CO            COM     484836101   1,294     41,500   x                             x
KIMBERLY-CLARK                     COM     494368103   1,224     18,810   x                             x
KINDER MORGAN MANAGEMENT LLC       COM     49455U100   2,893     48,013   x                             x
KRAFT FOODS INC                    COM     50075N104   2,869     92,967   x                             x
LILLY (ELI) & CO                   COM     532457108   1,064     29,124   x                             x
LINCOLN NATIONAL CORP              COM     534187109   1,220     51,000   x                             x
MGE ENERGY INC                     COM     55277P104     217      5,475   x                             x
MANTECH INTERNATINAL CORP          COM     564563104     594     15,000   x                             x
MCDONALDS CORPORATION              COM     580135101   5,681     76,249   x                             x
MERCK & CO                         COM     58933Y105   3,165     85,972   x                             x
MERIDIAN GROWTH FUND INC           MF      589619105   1,979     50,781   x                             x
METLIFE INC                        COM     59156R108   1,444     37,545   x                             x
METLIFE INC                        PFD     59156R504   1,399     60,000   x                             x
METTLER-TOLEDO INTERNATIONAL       COM     592688105     941      7,560   x                             x
MICROSOFT CORP                     COM     594918104   8,852    361,469   x                             x
MOTOROLA INC                       COM     620076109     513     60,114   x                             x
MYLAN INC                          COM     628530107     981     52,165   x                             x
MYRIAD GENETICS INC                COM     62855J104     589     35,900   x                             x
NEW YORK COMMUNITY BANCORP         COM     649445103   1,898    116,790   x                             x
NEWMONT MINING CORP                COM     651639106   3,398     54,100   x                             x
NORTHERN INSTL                     MF      665278$PW      46     46,268   x                             x
NORTHERN INSTL                     MF      665278107   5,162  5,162,419   x                             x
NORTHERN TRUST CORP                COM     665859104   1,541     31,950   x                             x
OCCIDENTAL PETROLEUM CO            COM     674599105   4,033     51,510   x                             x
OLD REPUBLIC INTERNATIONAL         COM     680223104     616     44,500   x                             x
ORACLE CORPORATION                 COM     68389X105   6,131    228,341   x                             x
O'REILLY AUTOMOTIVE INC            COM     686091109   2,107     39,600   x                             x
PNC FINANCIAL SERVICES             PFD     693475AJ4   8,498      8,000   x                             x
PEPCO HOLDINGS INC                 COM     713291102     968     52,030   x                             x
PEPSICO INC                        COM     713448108   3,614     54,390   x                             x
PFIZER INC                         COM     717081103   4,704    273,938   x                             x
PHILIP MORRIS INTL INC             COM     718172109   4,613     82,353   x                             x
PINNACLE WEST CAPITAL              COM     723484101   2,257     54,700   x                             x
POWERSHARES ZACKS MICRO CAP        MF      73935X740     868     86,958   x                             x
T ROWE PRICE GROWTH STOCK FUND     MF      741479109   1,759     60,885   x                             x
PRINCIPAL FINANCIAL GROUP          PFD     74251V201   8,519    100,000   x                             x
PRINCIPAL FINANCIAL GROUP          PFD     74251V300   4,980    200,000   x                             x
PROCTER AND GAMBLE CO.             COM     742718109   8,475    141,323   x                             x
PROSHARES ULTRASHORT               MF      74347R297     456     14,600   x                             x
PROTECTIVE LIFE                    COM     743674103   2,085     95,800   x                             x
QUALCOMM INC                       COM     747525103     433      9,600   x                             x
QUEST DIAGNOSTIC INC               COM     74834L100   1,711     33,900   x                             x
REDWOOD TRUST INC                  COM     758075402     927     64,100   x                             x
ROWAN COMPANIES INC                COM     779382100   1,387     45,700   x                             x
SEI INVESTMENTS COMPANY            COM     784117103   1,064     52,300   x                             x
SG PREFERRED CAPITAL II            PFD     784210304   2,394      2,500   x                             x
STANDARD AND POORS 500 INDEX       COM     78462F103   3,826     33,520   x                             x
SOUTHERN CALIFORNIA EDISON         PFD     842400749     500      5,000   x                             x
SOUTHERN CALIFORNIA EDISON         PFD     842400756   1,492     15,000   x                             x
SOUTHERN CO                        COM     842587107   1,289     34,619   x                             x
SOVEREIGN CAPITAL TR V             PFD     84604V204   1,022     40,000   x                             x
STRYKER CORP                       COM     863667101     855     17,085   x                             x
SYMANTEC CORP                      COM     871503108     965     63,585   x                             x
SYSCO CORP                         COM     871829107   1,489     52,195   x                             x
TARGET CORP                        COM     87612E106   2,522     47,185   x                             x
TEVA PHARMACEUTICAL-SP ADR         COM     881624209   2,026     38,416   x                             x
TEXAS INSTRUMENT                   COM     882508104   1,085     39,979   x                             x
3M CO                              COM     88579Y101   4,564     52,633   x                             x
TIME WARNER INC                    COM     887317303   1,445     47,131   x                             x
TORTOISE ENERGY CAPITAL CORP       COM     89147U100   2,733    105,738   x                             x
U S BANCORP                        COM     902973304     848     39,224   x                             x
U S BANCORP                        PFD     902973866   1,544      2,000   x                             x
UNION PACIFIC CORP                 COM     907818108     561      6,860   x                             x
UNITED PARCEL SERVICE -CL B        COM     911312106   1,521     22,805   x                             x
UNITED TECHNOLOGIES CORP.          COM     913017109   2,352     33,017   x                             x
UNITED THERAPEUTICS CORP           COM     91307C102     375      6,700   x                             x
VALERO ENERGY CORP                 COM     91913Y100     522     29,800   x                             x
VANGUARD MEGA CAP                  MF      921910816   5,058    118,500   x                             x
VANGUARD EXPLORER FUND             MF      921926200   1,293     21,847   x                             x
VANGUARD                           MF      921943858     899     26,036   x                             x
VANGUARD WINDSOR II                MF      922018304   1,833     43,765   x                             x
VANGUARD GNMA FUND                 MF      922031794     134     12,134   x                             x
VANGUARD EMERGING MKT              MF      922042841   1,683     44,650   x                             x
VANGUARD EMERGING MKT              MF      922042858   4,743    104,324   x                             x
VANGUARD S/T CORP BOND             MF      92206C409     227      2,900   x                             x
VANGUARD                           MF      922908512     907     18,718   x                             x
VANGUARD                           MF      922908538     942     17,416   x                             x
VANGUARD                           MF      922908595     969     14,515   x                             x
VANGUARD                           MF      922908744   1,709     35,095   x                             x
VERIZON COMMUNICATIONS             COM     92343V104   4,056    124,451   x                             x
WACHOVIA PFD FUNDING               PFD     92977V206     930     36,000   x                             x
WAL-MART STORES                    COM     931142103   7,198    134,497   x                             x
WALGREEN CO                        COM     931422109     800     23,895   x                             x
WASTE MANAGEMENT INC               COM     94106L109   1,297     36,300   x                             x
WELLS FARGO CO                     COM     949746101   1,991     79,228   x                             x
WEYERHAEUSER CO                    COM     962166104     394     24,973   x                             x
HELEN OF TROY LTD                  COM     G4388N106   1,272     50,300   x                             x
INGERSOLL-RAND PLC                 COM     G47791101   1,070     29,975   x                             x
NOBLE CORP                         COM     H5833N103     345     10,200   x                             x
TRANSOCEAN LTD                     COM     H8817H100     693     10,775   x                             x
                                                     683,002